LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of carrying amounts of right-of-use assets
Carrying amounts of the right-of-use assets including the movements during the period from January 1 to December 31, 2025:

In millions	Land	Buildings	Machinery and equipment	Right-of-use assets
Initial cost at January 1, 2025	$0.3	$804.3	$60.1	$864.7
Additions	—	330.4	11.8	342.2
Modifications	—	28.7	(2.1)	26.6
Termination	—	(73.3)	(6.1)	(79.4)
Translation differences	0.0	44.1	6.9	51.0
Balance at December 31, 2025	$0.3	$1,134.2	$70.6	$1,205.1
Accumulated depreciation at January 1, 2025	0.1	295.8	44.5	340.4
Depreciation during the period	0.0	159.1	9.3	168.4
Modifications	—	(9.5)	(2.7)	(12.2)
Termination	—	(73.3)	(5.7)	(79.0)
Translation differences	0.0	18.4	5.7	24.1
Balance at December 31, 2025	0.1	390.5	51.1	441.7

Total Balance at December 31, 2025	$0.2	$743.7	$19.5	$763.4

Carrying amounts of the right-of-use assets including the movements during the period from January 1 to December 31, 2024:

In millions	Land	Buildings	Machinery and equipment	Right-of-use assets
Initial cost at January 1, 2024	$0.2	$538.9	$55.0	$594.1
Additions	0.1	279.7	8.6	288.4
Modifications and terminations	—	22.9	0.4	23.3
Disposal of subsidiary	—	(5.7)	—	(5.7)
Translation differences	0.0	(31.5)	(3.9)	(35.4)
Balance at December 31, 2024	$0.3	$804.3	$60.1	$864.7
Accumulated depreciation at January 1, 2024	0.0	236.6	40.4	277.0
Depreciation during the period	0.1	115.3	9.3	124.7
Modifications and terminations	—	(39.3)	(2.2)	(41.5)
Disposal of subsidiary	—	(3.9)	—	(3.9)
Translation differences	0.0	(12.9)	(3.0)	(15.9)
Balance at December 31, 2024	0.1	295.8	44.5	340.4

Total Balance at December 31, 2024	$0.2	$508.5	$15.6	$524.3

Schedule of lease liabilities
Carrying amounts of the lease liabilities including movements during the period from January 1, 2023 to December 31, 2025:

In millions	2025	2024
Balance at January 1,	$555.9	$339.8
Additions and modifications	407.7	320.4
Disposal of subsidiary	—	(2.0)
Interest expense	33.1	22.4
Payments	(178.7)	(124.7)
Balance at December 31,	$818.0	$555.9

Schedule of maturities of lease liabilities and commitments resulting from leases
Maturities of lease liabilities are summarized as follows:

In millions	December 31, 2025
2026	$198.8
2027	166.7
2028	137.9
2029	111.5
2030	82.3
Thereafter	280.4
Total lease payments	977.6
Less: present value adjustment	(159.6)
Present value of lease liabilities	$818.0